UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21609

Salomon Brothers Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

JUNE 30, 2005

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
LOAN PARTICIPATIONS (a)(b) - 4.6%
Electric - 0.7%
	Reliant Energy, Inc., Term Loan:
$111,635	(Bank of America), 6.089% due 4/30/10	$112,771
1,384,615	Tranche B (Bank of America), 5.675% due 4/30/10	1,398,709

	TOTAL ELECTRIC	1,511,480

Forest Products & Paper - 0.4%
	New Page Corp., Term Loan, Tranche B:
466,667	3 Month Tranche, 6.250% due 7/1/11	472,354
533,333	6 Month Tranche, 6.493% due 7/1/11	539,833

	TOTAL FOREST PRODUCTS & PAPER	1,012,187

Health Care-Services - 0.4%
1,000,000	DaVita, Inc., Term Loan, Tranche B (JPMorgan Chase & Co.), 7.250% due 6/25/12	1,013,829

Lodging - 0.4%
	Venetian Casino Resort LLC, Term Loan:
170,940	Tranche B (Bank of Nova Scotia), 0.750% due 6/15/11	172,436
829,060	Tranche L (Bank of Nova Scotia), 5.240% due 6/15/11	838,312

	TOTAL LODGING	1,010,748

Media - 1.3%
	Charter Communications Holdings LLC, Term Loan:
2,506	6.370% due 4/27/11	2,493
992,482	Tranche B (C.S. First Boston Corp.), 6.440% due 4/27/11	987,564
1,000,000	DirecTV Holdings LLC, Term Loan, Tranche B (Bank of America), 4.736% due 4/15/13	1,007,500
1,000,000	Spanish Broadcasting Systems, Term Loan, Second Lien (Lehman Brothers, Inc.), 7.030% due 6/8/13	1,010,625

	TOTAL MEDIA	3,008,182

Oil & Gas - 0.7%
	Kerr-McGee Corp. Term Loan:
1,000,000	Tranche B (JPMorgan Chase & Co.), 5.790% due 5/24/11	1,016,597
500,000	Tranche X (JPMorgan Chase & Co.), 5.550% due 5/24/07	503,812

	TOTAL OIL & GAS	1,520,409

Telecommunications - 0.7%
1,500,000	UPC Broadband, Inc., Term Loan, Tranche H2, (Bank of America), 5.752% due 3/15/12	1,501,354

	TOTAL LOAN PARTICIPATIONS (Cost - $10,495,466)	10,578,189

CORPORATE BONDS & NOTES - 22.7%
Advertising - 0.2%
375,000	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	391,875

Aerospace/Defense - 0.4%
100,000	DRS Technologies, Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (c)	104,000
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	267,500
100,000	Moog, Inc., Senior Subordinated Notes, 6.250% due 1/15/15	100,250
375,000	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	406,875

	TOTAL AEROSPACE/DEFENSE	878,625

Airlines - 0.0%
100,000	Continental Airlines, Inc., Senior Notes, 8.000% due 12/15/05	100,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Apparel - 0.2%
	Levi Strauss & Co., Senior Notes:
$25,000	8.254% due 4/1/12 (a)	$23,750
25,000	12.250% due 12/15/12	27,438
200,000	9.750% due 1/15/15	199,500
125,000	Oxford Industries, Inc., Senior Notes, 8.875% due 6/1/11	134,375

	TOTAL APPAREL	385,063

Auto Manufacturers - 0.3%
	Ford Motor Co.:
50,000	Debentures, 6.625% due 10/1/28	39,324
700,000	Notes, 7.450% due 7/16/31	585,867

	TOTAL AUTO MANUFACTURERS	625,191

Auto Parts & Equipment - 0.1%
100,000	Tenneco Automotive, Inc., Senior Subordinated Notes, 8.625% due 11/15/14	101,000
125,000	TRW Automotive, Inc., Senior Notes, 9.375% due 2/15/13	139,063

	TOTAL AUTO PARTS & EQUIPMENT	240,063

Beverages - 0.1%
225,000	Constellation Brands, Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	241,875

Building Materials - 0.4%
	Associated Materials, Inc.:
200,000	Senior Discount Notes, step bond to yield 11.870% due 3/1/14	128,000
100,000	Senior Subordinated Notes, 9.750% due 4/15/12	104,000
500,000	Goodman Global Holding Co., Inc., Senior Notes, 6.410% due 6/15/12 (a)(c)	495,000
225,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	210,375
125,000	Texas Industries, Inc., Senior Notes, 7.250% due 7/15/13 (c)	128,750

	TOTAL BUILDING MATERIALS	1,066,125

Chemicals - 1.3%
125,000	Aventine Renewable Energy Holdings, Inc., Senior Secured Notes, 9.410% due 12/15/11 (a)(c)	120,625
200,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (c)	204,500
175,000	Compass Minerals Group, Inc., Senior Subordinated Notes, 10.000% due 8/15/11	191,625
200,000	Equistar Chemicals L.P./Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	221,750
200,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	208,250
	Huntsman International LLC, Senior Subordinated Notes:
152,000	10.125% due 7/1/09	157,130
75,000	7.375% due 1/1/15 (c)	74,438
100,000	Innophos, Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (c)	102,500
125,000	ISP Holdings, Inc., Senior Secured Notes, Series, 10.625% due 12/15/09	135,000
375,000	Lyondell Chemical Co., Senior Secured Notes, 10.500% due 6/1/13	430,781
125,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	134,688
225,000	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (c)	222,187
200,000	Resolution Performance Products, Inc., Senior Subordinated Notes, 13.500% due 11/15/10	216,000
225,000	Rhodia SA, Senior Notes, 7.625% due 6/1/10	219,375
300,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	327,750

	TOTAL CHEMICALS	2,966,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Services - 0.3%
$100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 Cenveo Corp.:	$98,000
125,000	Senior Notes, 9.625% due 3/15/12	135,625
100,000	Senior Subordinated Notes, 7.875% due 12/1/13	95,500
425,000	Iron Mountain, Inc., Senior Subordinated Notes, 8.625% due 4/1/13	442,000

	TOTAL COMMERCIAL SERVICES	771,125

Computers - 0.1%
125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	133,594
225,000	Unisys Corp., Senior Notes, 6.875% due 3/15/10	222,187

	TOTAL COMPUTERS	355,781

Cosmetics/Personal Care - 0.1%
170,000	Elizabeth Arden, Inc., Senior Subordinated Notes, 7.750% due 1/15/14	178,075

Diversified Financial Services - 4.8%
400,000	Alamosa Delaware, Inc., Senior Notes, 11.000% due 7/31/10	450,500
188,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	211,500
	Ford Motor Credit Co., Notes:
3,000,000	4.711% due 1/15/10 (a)	2,752,773
175,000	7.000% due 10/1/13	168,166
	General Motors Acceptance Corp.:
50,000	Bonds, 8.000% due 11/1/31	44,731
	Notes:
25,000	7.250% due 3/2/11	23,468
4,000,000	5.530% due 12/1/14 (a)	3,414,700
500,000	6.750% due 12/1/14	448,085
125,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	136,563
225,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	226,125
2,000,000	Residential Capital Corp., Notes, 4.835% due 6/29/07 (a)(c)	2,001,882
917,209	Targeted Return Index Sector, (TRAINS) HY-2004-1, Senior Secured Notes, 8.211% due 8/1/15 (a)(c)	970,469
325,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.696% due 10/1/15	232,375

	TOTAL DIVERSIFIED FINANCIAL SERVICES	11,081,337

Electric - 1.0%
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10	426,562
25,000	8.875% due 2/15/11	28,000
500,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (c)	387,500
375,000	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11	441,094
421,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (c)	446,260
	Reliant Energy, Inc., Senior Secured Notes:
250,000	9.250% due 7/15/10	273,750
200,000	9.500% due 7/15/13	223,000

	TOTAL ELECTRIC	2,226,166

Entertainment - 0.8%
250,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (c)	250,625
350,000	Cinemark, Inc., Senior Discount Notes, step bond to yield 10.391% due 3/15/14	234,500
125,000	Herbst Gaming, Inc., Senior Subordinated Notes, 7.000% due 11/15/14	126,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Entertainment (continued)
$225,000	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	$227,250
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15 (c)	205,500
250,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (c)	249,375
200,000	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.250% due 3/15/12	209,000
200,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12 (c)	203,000
	Six Flags, Inc., Senior Notes:
200,000	9.750% due 4/15/13	189,750
25,000	9.625% due 6/1/14	23,500

	TOTAL ENTERTAINMENT	1,919,062

Environmental Control - 0.3%
125,000	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	137,813
	Allied Waste North America, Inc.:
	Senior Notes:
225,000	7.875% due 4/15/13	231,187
175,000	7.250% due 3/15/15 (c)	170,188
167,000	Series B, Senior Secured Notes, 9.250% due 9/1/12	181,195

	TOTAL ENVIRONMENTAL CONTROL	720,383

Food - 0.3%
125,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	138,125
125,000	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	132,812
250,000	Dole Food Co., Inc., Debentures, 8.750% due 7/15/13	271,875
125,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	112,500
90,000	United Agri Products, Inc., Senior Notes, 8.250% due 12/15/11	93,600

	TOTAL FOOD	748,912

Forest Products & Paper - 0.5%
	Appleton Papers, Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	98,000
125,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	121,250
225,000	Boise Cascade LLC, Senior Subordinated Notes, 7.125% due 10/15/14 (c)	222,187
225,000	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	239,344
200,000	Buckeye Technologies, Inc., Senior Notes, 8.500% due 10/1/13	205,000
200,000	Norske Skog Canada Ltd., Senior Notes, Series D, 8.625% due 6/15/11	207,250

	TOTAL FOREST PRODUCTS & PAPER	1,093,031

Health Care-Product - 0.1%
125,000	Medical Device Manufacturing, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	135,000

Health Care-Services - 0.9%
225,000	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	230,063
225,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (c)	232,312
200,000	Extendicare Health Services, Inc., Senior Subordinated Notes, 6.875% due 5/1/14	199,500
	HCA, Inc.:
200,000	Debentures, 7.050% due 12/1/27	201,676
250,000	Notes, 6.375% due 1/15/15	260,027
375,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	408,750
100,000	National Mentor, Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (c)	105,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Health Care-Services (continued)
$375,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	$404,062

	TOTAL HEALTH CARE-SERVICES	2,042,140

Home Furnishings - 0.1%
225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	232,875
125,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	126,875

	TOTAL HOME FURNISHINGS	359,750

Household Products/Wares - 0.1%
200,000	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11	211,500

Insurance - 0.2%
500,000	Stingray Pass-Through Trust Certificates, Medium-Term Notes, 5.902% due 1/12/15 (c)	516,193

Internet - 0.1%
225,000	FTD, Inc., Senior Subordinated Notes, 7.750% due 2/15/14	221,625

Leisure Time - 0.1%
125,000	AMF Bowling Worldwide, Inc., Senior Subordinated Notes, 10.000% due 3/1/10	126,875
125,000	Riddell Bell Holdings, Inc., Senior Subordinated Notes, 8.375% due 10/1/12	125,938

	TOTAL LEISURE TIME	252,813

Lodging - 0.9%
375,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	402,656
	Gaylord Entertainment Co., Senior Notes:
25,000	8.000% due 11/15/13	26,406
125,000	6.750% due 11/15/14	122,813
200,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	219,000
125,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	134,375
250,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (c)	245,625
500,000	MGM MIRAGE, Inc., Senior Notes, 6.750% due 9/1/12	517,500
375,000	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16	387,187

	TOTAL LODGING	2,055,562

Machinery-Construction & Mining - 0.1%
225,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	234,000

Machinery-Diversified - 0.1%
225,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (c)	235,125

Media - 1.9%
225,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	232,594
225,000	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	228,656
600,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes, 10.250% due 1/15/10	448,500
	CSC Holdings, Inc.:
75,000	Debentures, Series B, 8.125% due 8/15/09	76,313
125,000	Senior Debentures, 7.625% due 7/15/18	121,250
250,000	Senior Notes, Series B, 8.125% due 7/15/09	254,375
	Dex Media, Inc., Discount Notes:

75,000	step bond to yield 7.803% due 11/15/13	60,750
500,000	step bond to yield 7.921% due 11/15/13	405,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media (continued)
	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes:
$81,000	8.375% due 3/15/13	$90,113
375,000	6.375% due 6/15/15 (c)	375,000
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	372,187
225,000	Emmis Communications Corp., Senior Notes, 9.314% due 6/15/12 (a)(c)	230,062
325,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	355,875
75,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	81,563
125,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	125,312
200,000	Salem Communications Holding Corp., Senior Subordinated Notes, Series B, 9.000% due 7/1/11	216,500
225,000	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.000% due 3/15/12	231,750
225,000	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	249,187
250,000	Young Broadcasting, Inc., Senior Subordinated Notes, 10.000% due 3/1/11	238,750

	TOTAL MEDIA	4,393,737

Metal Fabricate/Hardware - 0.1%
125,000	Mueller Group, Inc., Senior Subordinated Notes, 10.000% due 5/1/12	131,875

Mining - 0.1%
225,000	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (c)	226,969

Miscellaneous Manufacturing - 0.2%
125,000	Blount, Inc., Senior Subordinated Notes, 8.875% due 8/1/12	134,375
125,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	120,000
200,000	KI Holdings, Inc., Senior Discount Notes, step bond to yield 11.306% due 11/15/14	117,000
75,000	Park-Ohio Industries, Inc., Senior Subordinated Notes, 8.375% due 11/15/14 (c)	67,313

	TOTAL MISCELLANEOUS MANUFACTURING	438,688

Office Furnishings - 0.1%
125,000	Interface, Inc., Senior Notes, 7.300% due 4/1/08	128,125

Oil & Gas - 0.9%
	Chesapeake Energy Corp., Senior Notes:
50,000	6.375% due 6/15/15 (c)	51,500
375,000	6.875% due 1/15/16	392,812
250,000	EXCO Resources, Inc., 7.250% due 1/15/11	251,250
450,000	Kerr-McGee Corp., Senior Secured Notes, 7.000% due 11/1/11	451,125
475,000	Petronas Capital Ltd., Senior Notes, 7.875% due 5/22/22 (c)	603,555
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	210,500
250,000	Vintage Petroleum, Inc., Senior Subordinated Notes, 7.875% due 5/15/11	265,000

	TOTAL OIL & GAS	2,225,742

Oil & Gas Services - 0.3%
250,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	267,500
225,000	Key Energy Services, Inc., Senior Notes, 6.375% due 5/1/13	227,250
200,000	Universal Compression, Inc., Senior Notes, 7.250% due 5/15/10	210,000

	TOTAL OIL & GAS SERVICES	704,750

Packaging & Containers - 0.7%
125,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	98,125
200,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	219,250
225,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	227,812
100,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	101,000
375,000	Owens-Illinois, Inc., Debentures, 7.500% due 5/15/10	395,625
125,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	138,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Packaging & Containers (continued)
$125,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09	$122,500
375,000	Smurfit - Stone Container Enterprises, Inc., Senior Notes, 8.375% due 7/1/12	380,625

	TOTAL PACKAGING & CONTAINERS	1,683,375

Pharmaceuticals - 0.1%
125,000	Warner Chilcott Corp., 8.750% due 2/1/15 (c)	122,188

Pipelines - 0.9%
	Dynegy Holdings, Inc.:
200,000	Debentures, 7.625% due 10/15/26	191,500
500,000	Senior Notes, 6.875% due 4/1/11	496,250
	El Paso Corp., Medium - Term Notes:
375,000	7.375% due 12/15/12	377,812
300,000	7.750% due 1/15/32	294,000
225,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (c)	220,500
500,000	Williams Cos., Inc., Notes, 8.750% due 3/15/32	603,125

	TOTAL PIPELINES	2,183,187

REITs - 0.7%
375,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	411,563
425,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	445,187
425,000	iStar Financial, Inc., Senior Notes, 5.150% due 3/1/12	420,630
250,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	263,750

	TOTAL REITs	1,541,130

Retail - 0.7%
225,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (c)	228,937
225,000	CSK Auto, Inc., Senior Subordinated Notes, 7.000% due 1/15/14	216,000
50,000	Eye Care Centers of America, Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (c)	45,000
100,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	90,625
125,000	General Nutrition Centers, Inc., Senior Subordinated Notes, 8.500% due 12/1/10	100,625
225,000	Jafra Cosmetics International, Inc./ Distribuidora Comercial Jafra SA de CV, Senior Subordinated Notes, 10.750% due 5/15/11	253,125
225,000	Jean Coutu Group, Inc., Senior Subordinated Notes, 8.500% due 8/1/14	223,313
175,000	Rite Aid Corp., 7.500% due 1/15/15	168,875
250,000	Saks, Inc., Notes, 7.000% due 12/1/13	251,250

	TOTAL RETAIL	1,577,750

Semiconductors - 0.2%
400,000	Amkor Technology, Inc., Senior Notes, 9.250% due 2/15/08	386,000

Telecommunications - 1.8%
250,000	American Tower Corp., Senior Notes, 7.125% due 10/15/12	265,625
175,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	228,594
75,000	Centennial Cellular Operating Co./Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	80,250
125,000	Centennial Communications Corp./Cellular Operating Co. LLC, Senior Notes, 10.125% due 6/15/13	141,875
50,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)(c)	51,125
275,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.034% due 2/1/15 (c)	184,937
125,000	IWO Holdings, Inc., Senior Secured Notes, 6.891% due 1/15/12 (a)(c)	124,688
600,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	540,000
10,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	11,238
500,000	Nextel Communications, Inc., Senior Notes, 6.875% due 10/31/13	536,875
175,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	191,844
1,000,000	Qwest Corp., Senior Notes, 6.671% due 6/15/13 (a)(c)	1,028,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Telecommunications (continued)
$200,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	$216,500
250,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	266,250
175,000	U.S. Unwired, Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	195,562
125,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	137,812

	TOTAL TELECOMMUNICATIONS	4,201,925

Textiles - 0.1%
225,000	Collins & Aikman Floor Covering, Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10 Simmons Bedding Co.:	234,000
50,000	Senior Discount Notes, step bond to yield 15.461% due 12/15/14 (c)	22,750
100,000	Senior Subordinated Notes, 7.875% due 1/15/14	86,500

	TOTAL TEXTILES	343,250

	TOTAL CORPORATE BONDS & NOTES (Cost - $53,210,112)	52,542,187

ASSET-BACKED SECURITIES - 14.6%
Home Equity - 14.6%
	Aegis Asset-Backed Securities Trust:
556,979	Series 2004-5N, 5.000% due 12/25/34 (c)	555,334
1,358,954	Series 2004-6N, 4.750% due 3/25/35 (c)	1,351,522
720,690	Series 2005-1N, Class N1, 4.250% due 3/25/35 (c)	718,550
	Ameriquest Mortgage Securities, Inc.:
3,000,000	Series 2004-R1, Class M10, 4.849% due 2/25/34 (a)(c)	2,973,915
1,500,000	Series 2004-R8, Class M10, 5.814% due 9/25/34 (a)(c)	1,387,734
2,000,000	Argent Securities, Inc., Series 2004-W8, Class M10, 6.814% due 5/25/34 (a)	1,960,005
	Countrywide Asset-Backed Certificates:
244,998	Series 2004-05N, Class N1, 5.500% due 10/25/35 (c)	244,279
861,814	Series 2004-11N, Class N, 5.250% due 4/25/36 (c)	858,393
500,000	First Franklin Mortgage Loan Trust NIM, Series 2004-FF10, Class N2, 6.000% due 11/25/34 (c)	482,600
2,999,999	Fremont Home Loan Trust, Series 2004-D, Class M5, 4.314% due 11/25/34 (a)	3,011,460
	GSAMP Trust:
1,500,000	Series 2004-OPT, Class B1, 4.914% due 11/25/34 (a)	1,502,636
385,730	Series 2005-OPTN, 5.000% due 11/25/34 (c)	385,344
922,567	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (c)	876,346
362,584	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	359,602
	Morgan Stanley Asset Backed Securities Capital I:
2,000,000	Series 2004-HE9, Class M6, 4.564% due 11/25/34 (a)	2,021,245
1,000,000	Series 2004-OP1, Class M5, 4.364% due 11/25/34 (a)	1,016,094
	Novastar Home Equity Loan:
1,500,000	Series 2004-4, Class M4, 4.414% due 3/25/35 (a)	1,498,617
2,000,000	Series 2005-2, Class M11, 6.314% due 10/25/35 (a)	1,796,250
1,500,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 6.814% due 5/25/34 (a)	1,451,199

2,000,000	Park Place Securities, Inc., Series 2004-WWF1, Class M4, 4.414% due 1/25/35 (a)	2,044,018
	Park Place Securities NIM Trust:
1,500,000	Series 2004-WWF1, Class B, 6.290% due 1/25/35 (c)	1,500,000
873,019	Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (c)	873,012
	Sail Net Interest Margin Notes:
719,569	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	721,343
400,260	Series 2004-10A, Class B, 7.000% due 11/27/34 (c)	392,655
	Series 2004-11A:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Home Equity (continued)
$235,397	Class A2, 4.750% due 1/27/35 (c)	$235,107
261,971	Class B, 7.500% due 1/27/35 (c)	257,649
	Series 2004-BN2A:
302,278	Class A, 5.000% due 12/27/34 (c)	302,491
339,452	Class B, 7.000% due 12/27/34 (c)	328,589
	Series 2005-1A:
144,779	Class A, 4.250% due 2/27/35 (c)	144,448
359,388	Class B, 7.500% due 2/27/35 (c)	349,649
2,260,000	Structured Asset Investment Loan Trust, Series 2004-9, Class M4, 4.614% due 10/25/34 (a)	2,293,242

	TOTAL ASSET-BACKED SECURITIES (Cost - $33,660,562)	33,893,328

MORTGAGE-BACKED SECURITIES (d)(e)(f) - 27.1%
FHLMC - 9.4%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,406,720	6.000% due 2/1/33	3,497,701
7,881,014	6.500% due 11/1/34	8,162,819
10,000,000	5.500% due 6/1/35	10,149,093

	TOTAL FHLMC	21,809,613

FNMA - 17.7%
	Federal National Mortgage Association (FNMA):
7,361,272	6.000% due 5/1/33	7,552,056
33,022,868	5.500% due 11/1/33-4/1/35	33,507,696

	TOTAL FNMA	41,059,752

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $63,055,942)	62,869,365

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
8,217,192	Series 2638, Class DI, PAC, IO, 5.000% due 5/15/23 (d)(e)(f)	1,323,252
8,542,932	Series 2639, Class UI, PAC-1, IO, 5.000% due 3/15/22 (d)(e)(f)	1,365,182
19,259,050	Series 2645, Class IW, PAC, IO, 5.000% due 7/15/26 (d)(e)(f)	1,830,581
20,728,308	Series 2684, Class PI, PAC, IO, 5.000% due 5/15/23 (d)(e)(f)	1,474,790
14,253,194	Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24	1,102,868
8,272,079	Series 2839, Class TX, PAC, IO, 5.000% due 1/15/19 (d)(e)(f)	1,202,257
7,543,000	Series 2866, Class IC, PAC, IO, 5.000% due 1/15/24 (d)(e)(f)	998,194
2,770,579	Series 2927, Class 0Q, PAC-1, IO, 5.000% due 8/15/19	188,433
	Federal National Mortgage Association (FNMA):
18,738,561	Series 337, Class 2, IO, 5.000% due 6/1/33 (a)(d)(e)(f)	3,512,450
8,510,303	Series 339, Class 30, IO, 5.500% due 7/1/18	1,310,048
1,102,472	Homestar NIM Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (c)	1,104,195
	Structured Asset Securities Corp.:
934,493	Series 1998-2, Class M1, 4.414% due 2/25/28 (a)	935,240
396,066	Series 1998-3, Class M1, 4.314% due 3/25/28 (a)	396,453
761,143	Series 1998-8, Class M1, 4.254% due 8/25/28 (a)	761,858

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $17,882,932)	17,505,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 19.7%
Argentina - 0.8%
		Republic of Argentina:
1,325,000		3.010% due 8/3/12 (a)	$1,199,125
2,188,833	ARS	5.830% due 12/31/33	746,516

		TOTAL ARGENTINA	1,945,641

Brazil - 4.8%
11,406,029		Federative Republic of Brazil, DCB, Series L, 4.313% due 4/15/12 (a)	10,981,867

Bulgaria - 0.2%
		Republic of Bulgaria:
150,000		8.250% due 1/15/15 (c)	189,188
285,714		FLIRB, Series A, 3.750% due 7/28/12 (a)	286,071

		TOTAL BULGARIA	475,259

Chile - 0.3%
675,000		Republic of Chile, 5.500% due 1/15/13	720,888

Colombia - 1.1%
		Republic of Colombia:
1,500,000		10.750% due 1/15/13	1,830,000
440,000		10.375% due 1/28/33	525,800
75,000		Medium-Term Notes, 11.750% due 2/25/20	98,625

		TOTAL COLOMBIA	2,454,425

Ecuador - 0.1%
370,000		Republic of Ecuador, step bond to yield 11.626% due 8/15/30 (c)	311,725

El Salvador - 0.1%
275,000		Republic of El Salvador, 7.750% due 1/24/23 (c)	309,375

Malaysia - 0.1%
275,000		Federation of Malaysia, 7.500% due 7/15/11	320,061

Mexico - 4.3%
		United Mexican States:
2,325,000		11.375% due 9/15/16	3,461,344
2,875,000		8.125% due 12/30/19	3,539,125
		Medium-Term Notes:
275,000		8.300% due 8/15/31	343,063
		Series A:
115,000		6.625% due 3/3/15	126,673
925,000		8.000% due 9/24/22	1,135,437
1,125,000		7.500% due 4/8/33	1,302,187

		TOTAL MEXICO	9,907,829

Panama - 0.7%
		Republic of Panama:
100,000		7.250% due 3/15/15	108,750
600,000		9.375% due 1/16/23	742,500
859,073		PDI, 3.750% due 7/17/16 (a)	820,414

		TOTAL PANAMA	1,671,664

Peru - 0.9%
		Republic of Peru:
145,000		9.125% due 2/21/12	171,100
1,881,000		FLIRB, 5.000% due 3/7/17 (a)	1,782,248

		TOTAL PERU	1,953,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT†	SECURITY	VALUE
Philippines - 0.9%
	Republic of the Philippines:
125,000	8.250% due 1/15/14	$126,250
1,575,000	9.875% due 1/15/19	1,706,828
125,000	10.625% due 3/16/25	140,231
100,000	9.500% due 2/2/30	102,370

	TOTAL PHILIPPINES	2,075,679

Russia - 2.9%
	Russian Federation:
1,075,000	11.000% due 7/24/18 (c)	1,607,125
2,775,000	12.750% due 6/24/28 (c)	5,029,687

	TOTAL RUSSIA	6,636,812

South Africa - 0.3%
	Republic of South Africa:
125,000	9.125% due 5/19/09	145,469
575,000	6.500% due 6/2/14	640,047

	TOTAL SOUTH AFRICA	785,516

Turkey - 1.0%
	Republic of Turkey:
75,000	11.875% due 1/15/30	108,469
1,850,000	Collective Action Securities, 9.500% due 1/15/14	2,192,250

	TOTAL TURKEY	2,300,719

Ukraine - 0.3%
	Republic of Ukraine:
158,674	11.000% due 3/15/07 (c)	167,797
400,000	7.650% due 6/11/13 (c)	442,000

	TOTAL UKRAINE	609,797

Uruguay - 0.1%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	175,875
125,000	7.500% due 3/15/15	123,750

	TOTAL URUGUAY	299,625

Venezuela - 0.8%
	Bolivarian Republic of Venezuela, Collective Action Securities:
1,450,000	4.150% due 4/20/11 (a)(c)	1,334,000
500,000	10.750% due 9/19/13	586,125

	TOTAL VENEZUELA	1,920,125

	TOTAL SOVEREIGN BONDS (Cost - $43,627,129)	45,680,355

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $221,932,143)	223,069,225

SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement(d)(e)(f) - 3.7%
8,613,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, 3.350% due 7/1/05, Proceeds at maturity - $8,613,801; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value - $8,785,266) (Cost - $8,613,000)	8,613,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	June 30, 2005

TOTAL INVESTMENTS - 100.0% (Cost - $230,545,143#)	$231,682,225

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

#	Aggregate cost for Federal income tax purposes is substantially the same.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Participation interest was acquired through the financial institutions indicated parenthetically.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is segregated as collateral pursuant to reverse repurchase agreement.

(e)	All or a portion of this security is segregated for extended settlements.

(f)	Security is segregated as collateral for swap transactions.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FLIRB	— Front-Loaded Interest Reduction Bond
FNMA	— Federal National Mortgage Association
IO	— Interest Only
NIM	— Net Interest Margin
PAC	— Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. However, when the spread between the bid and asked prices exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of the borrower, the lender that is selling the participation and any other person interpositioned between the lender and borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk with Emerging Debt. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,466,057
Gross unrealized depreciation	(2,328,975)

Net unrealized appreciation	$1,137,082

At June 30, 2005, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank, NA
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate, 4.665%
Payments Received by Fund:	6 Month LIBOR
Termination Date:	1/7/15
Unrealized Depreciation:	$(253,547)

Swap Counterparty:	JPMorgan Chase Bank, NA
Effective Date:	1/7/05
Notional Amount:	$20,000,000
Payments Made by Fund:	Fixed Rate, 3.559%
Payments Received by Fund:	6 Month LIBOR
Termination Date:	1/7/07
Unrealized Appreciation:	$119,895

Swap Counterparty:	Barclay’s Bank PLC London
Effective Date:	1/7/05
Notional Amount:	$5,000,000
Payments Made by Fund:	Fixed Rate, 4.104%
Payments Received by Fund:	6 Month LIBOR
Termination Date:	1/7/10
Unrealized Appreciation:	$4,117

Swap Counterparty:	Barclay’s Bank PLC London
Effective Date:	1/7/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate, 3.780%
Payments Received by Fund:	6 Month LIBOR
Termination Date:	1/7/08
Unrealized Appreciation:	$176,478

Swap Counterparty:	JPMorgan Chase Bank, NA
Effective Date:	12/9/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate, 3.994%
Payments Received by Fund:	6 Month LIBOR
Termination Date:	12/9/09
Unrealized Appreciation:	$80,744

Swap Counterparty:	JPMorgan Chase Bank, NA
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate, 4.655%
Payments Received by Fund:	6 Month LIBOR
Termination Date:	12/7/14
Unrealized Depreciation:	$(453,826)

At June 30, 2005, the Fund held loan participations with a total cost of $10,495,466 and a total market value of $10,578,189.

At June 30, 2005, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$7,339,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $7,357,152 on 7/8/05, collateralized by: $7,361,272 Fannie Mae, 6.000% due 5/1/33; Market value (including accrued interest) - $7,588,862	$7,339,000

9,630,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $9,653,818 on 7/8/05, collateralized by: $9,783,032 Fannie Mae, 5.500% due 11/1/33; Market value (including accrued interest) - $9,973,732	9,630,000

13,088,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $13,120,371 on 7/8/05, collateralized by: $13,296,060 Fannie Mae, 5.500% due 11/1/34; Market value (including accrued interest) - $13,550,820	13,088,000

3,688,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $3,697,122 on 7/8/05, collateralized by: $3,750,948 Fannie Mae, 5.500% due 4/1/35; Market value (including accrued interest) - $3,822,891	3,688,000

6,080,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $6,095,038 on 7/8/05, collateralized by: $6,192,829 Fannie Mae, 5.500% due 4/1/35; Market value (including accrued interest) - $6,311,608	6,080,000

3,395,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $3,403,397 on 7/8/05, collateralized by: $3,406,720 Freddie Mac, Gold, 6.000% due 2/1/33; Market value (including accrued interest) - $3,514,734	3,395,000

7,934,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/10/05 bearing 3.180% to be repurchased at $7,953,623 on 7/8/05, collateralized by: $7,881,014 Freddie Mac, Gold, 6.500% due 11/1/34; Market value (including accrued interest) - $8,205,508	7,934,000

9,810,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/20/05 bearing 3.250% to be repurchased at $9,825,941 on 7/8/05, collateralized by: $10,000,000 Freddie Mac, Gold, 5.500% due 6/1/35; Market value (including accrued interest) - $10,194,926	9,810,000

FACE AMOUNT	SECURITY	VALUE
$3,017,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $3,019,807 on 7/8/05, collateralized by: $18,738,561 Fannie Mae Interest Strip, Series 337, Class 2, 5.000% due 6/1/33; Market value (including accrued interest) - $3,590,528	$3,017,000
1,373,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $1,374,278 on 7/8/05, collateralized by: $8,542,932 Freddie Mac, Series 2639, Class UI, 5.000% due 3/15/22; Market value (including accrued interest) - $1,400,777	1,373,000
1,633,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $1,634,520 on 7/8/05, collateralized by: $19,259,050 Freddie Mac, Series 2645, Class IW, 5.000% due 7/15/26; Market value (including accrued interest) - $1,910,826	1,633,000
1,196,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $1,197,113 on 7/8/05, collateralized by: $8,217,192 Freddie Mac, Series 2638, Class DI, 5.000% due 5/15/23; Market value (including accrued interest) - $1,357,490	1,196,000
1,307,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $1,308,216 on 7/8/05, collateralized by: $20,728,308 Freddie Mac, Series 2684, Class PI, 5.000% due 5/15/23; Market value (including accrued interest) - $1,561,158	1,307,000
1,061,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $1,061,987 on 7/8/05, collateralized by: $8,272,079 Freddie Mac, Series 2839, Class TX, 5.000% due 1/15/19; Market value (including accrued interest) - $1,236,724	1,061,000
896,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 6/28/05 bearing 3.350% to be repurchased at $896,834 on 7/8/05, collateralized by: $7,543,000 Freddie Mac, Series 2866, Class IC, 5.000% due 1/15/24; Market value (including accrued interest) - $1,029,623	896,000

	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Cost - $71,447,000)	$71,447,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Rate Strategic Fund Inc.

By
R. Jay Gerken
Chief Executive Officer

Date	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date	August 26, 2005

By
Frances M. Guggino
Chief Financial Officer

Date	August 26, 2005